Related-Party Transactions - Summary of Credit Facilities as Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Outstanding Amount	$ 829,440	$ 154,941
Senior Secured Credit Facility With Related Party
Related Party Transaction [Line Items]
Outstanding Amount	81,926	105,397
Borrowing Capacity	85,000	225,000
Mezzanine Secured Credit Facilities With a Related Party
Related Party Transaction [Line Items]
Outstanding Amount	82,509	19,251
Borrowing Capacity	$ 79,000	$ 68,450